VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.10

Exception Summary

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	4	0	0	0	0	4
		Total Comment Grade (3) Exceptions:	4	0	0	0	0	4